FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX foley.com
	May 8, 2009	WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com EMAIL
VIA EDGAR		CLIENT/MATTER NUMBER 068916-0101

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Leuthold Funds, Inc. File Nos. 033-96634 and 811-09094

Ladies and Gentlemen:

        On behalf of Leuthold Funds, Inc. (the “Company”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 27 to Form N-1A Registration Statement, including exhibits.

        The Company has designated on the facing sheet of Post-Effective Amendment No. 27 that such Post-Effective Amendment become effective 75 days after filing, pursuant to Rule 485(a). The Company is filing Post-Effective Amendment No. 27 pursuant to Rule 485(a) because the Company is establishing two new series, the Leuthold Global Clean Technology Fund and the Leuthold Hedged Equity Fund. The prospectus and statement of additional information for the other portfolios of the Company, included in Post-Effective Amendment No. 26 to the Company’s Registration Statement on Form N-1A, are not changed by the filing of Post-Effective Amendment No. 27 to the Company’s Registration Statement. The Company has marked the prospectus and statement of additional information of the Leuthold Global Fund with an “r-tag” at the beginning and at the end of the documents.

        Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

Attachments

cc:	Roger Peters Richard L. Teigen

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI MILWAUKEE	NEW YORK ORLANDO SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR	SAN FRANCISCO SHANGHAI SILICON VALLEY TALLAHASSEE TAMPA	TOKYO WASHINGTON, D.C.